Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
[RetainedInterestMember]
Changes in Fair Value [Line Items]
Beginning Balance	$ 3,495	$ 3,928
Gain (loss) Included in Earnings	4,205	3,892
Collections	(3,385)	(2,878)
Ending Balance	4,315	4,942
[MortgageLoansHeldForSaleMember]
Changes in Fair Value [Line Items]
Beginning Balance	40	40
Gain (loss) Included in Earnings	(17)	0
Collections	(23)	0
Ending Balance	$ 0	$ 40